Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Credit quality by risk ratings:
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	¥ 160,209		¥ 181,850
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	71,795,989	[1]	66,555,211	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	51,743,079	[1]	50,397,892	[1]
Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,439,637	[1]	11,235,405	[1]
Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,154,942	[1]	1,279,885	[1]
Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,443,605	[1]	10,945,400	[1]
Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,223,825	[1]	3,398,910	[1]
Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,460,361	[1]	8,412,555	[1]
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,506,584	[1]	3,416,523	[1]
Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,283,976	[1]	1,247,959	[1]
Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,385,279	[1]	8,402,913	[1]
Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,844,870	[1]	2,058,342	[1]
Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	19,944,276	[1]	16,037,855	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	108,634	[1]	119,464	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	15,586,918	[1]	16,150,015	[1]
Loans, Accrual	15,461,203		16,015,242
Loans, Nonaccrual	125,715		134,773
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	757,873	[1]	872,043	[1]
Loans, Accrual	642,578		727,880
Loans, Nonaccrual	115,295		144,163
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,041,703	[1],[2]	3,780,565	[1],[3]
UNBC [Member] | Risk Ratings Based On The Number Of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	1,784,444		1,715,853
Loans, Nonaccrual	24,022		21,595
UNBC [Member] | Risk Ratings Based On Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	2,083,976		1,767,355
Loans, Criticized	149,261		275,762
Normal [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	65,421,648		60,387,764
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	46,609,922		45,354,265
Normal [Member] | Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,139,970		9,957,029
Normal [Member] | Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	901,366		1,007,788
Normal [Member] | Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,366,628		9,793,308
Normal [Member] | Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,713,378		2,878,813
Normal [Member] | Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,434,212		7,411,408
Normal [Member] | Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,065,589		3,110,731
Normal [Member] | Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,137,182		1,074,367
Normal [Member] | Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,185,274		8,210,660
Normal [Member] | Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,666,323		1,910,161
Normal [Member] | Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	18,779,012		14,992,355
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	32,714		41,144
Close Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	5,478,733		5,419,407
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,324,321		4,357,196
Close Watch [Member] | Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,100,059		1,141,101
Close Watch [Member] | Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	213,648		223,791
Close Watch [Member] | Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	972,220		1,023,691
Close Watch [Member] | Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	425,694		445,863
Close Watch [Member] | Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	788,769		829,277
Close Watch [Member] | Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	433,192		298,554
Close Watch [Member] | Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	113,561		140,614
Close Watch [Member] | Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	152,041		156,090
Close Watch [Member] | Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	125,137		98,215
Close Watch [Member] | Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,099,549		1,006,010
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	54,863		56,201
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	895,608		748,040
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	808,836		686,431
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	199,608		137,275
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	39,928		48,306
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	104,757		128,401
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	84,753		74,234
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	237,380		171,870
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,803		7,238
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	33,233		32,978
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	47,964		36,163
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	53,410		49,966
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	65,715		39,490
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 21,057		¥ 22,119

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥160,209 million. See Note 2 for more information on FDIC covered loans.
[3]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for more information on FDIC covered loans.